FIXED ASSETS, NET	12 Months Ended
Dec. 31, 2022
FIXED ASSETS, NET
FIXED ASSETS, NET

NOTE 21 - FIXED ASSETS

Property, plant, and equipment items refer substantially to the infrastructure for generating electricity from non-extended concessions and corporate assets.

The following shows the movement of property, plant, and equipment:

		Effects of
	Balance as of	deconsolidation -	Acquisition of	Addition /	Write-offs /			Balance as of
	12/31/2021	Eletronuclear	control - MESA (a)	Constitution	Reversals (b)	Depreciation	Transfers	12/31/2022
Fixed assets in service
Dams, reservoirs and water mains	6,412,995	(1,283)	6,506,951	—	(1,675,657)	(495,697)	718,982	11,466,291
Buildings, civil works and improvements	2,885,165	(492,840)	3,532,292	—	(462,751)	(212,703)	108,206	5,357,369
Machines and equipment	12,225,806	(3,124,977)	7,329,149	249,346	(1,149,201)	(766,561)	1,702,504	16,466,066
Others	278,971	(41,624)	348,979	3,125	(204,807)	(70,177)	956	315,423
Impairment[1]	(2,454,840)	—	—	(287,874)	205,879	—	—	(2,536,835)
	19,348,097	(3,660,724)	17,717,371	(35,403)	(3,286,537)	(1,545,138)	2,530,648	31,068,314

Fixed assets in progress	17,484,344	(14,600,061)	141,896	2,014,982	(150,362)	—	(2,174,557)	2,716,242
Impairment[1]	(4,508,764)	4,508,764	—	—	—	—	—	—
	12,975,580	(10,091,297)	141,896	2,014,982	(150,362)	—	(2,174,557)	2,716,242
Right of Use
Fixed assets in service
Buildings, civil works and improvements	170,631	—	2,023	805	(84)	(31,990)	(2,103)	139,282
Machines and equipment	861,977	(8,514)	—	15,847	—	(67,592)	2,075	803,793
Others	11,696	—	—	602	—	(224)	—	12,074
	1,044,304	(8,514)	2,023	17,254	(84)	(99,806)	(28)	955,149

	33,367,981	(13,760,535)	17,861,290	1,996,833	(3,436,983)	(1,644,944)	356,063	34,739,705

¹Impairment - Estimated loss due to assets being unable to recover.

(a) Furnas acquired control of Madeira Energia S.A. (MESA) in July 2022, see note 20.2.

(b) On December 31, 2022, the Company recorded a balance of R$3,286,537 of write-offs/reversals of fixed assets in service that corresponds, substantially, to the write-off of the residual value of Tucuruí HPP, in line with the provisions of CNPE resolution No. 15/2021, due to the indemnity referring to the new concession contracts, see note 1.2.1. The same regulation established the amount of R$5,062,717 referring to the indemnities of the concession contracts of the Tucuruí HPP and Curuá-Una HPP in force at the time. This operation generated a gain, net of taxes, in the amount of R$1,603,150 related to the difference between the book value and the amount of indemnification. See note 1.2.2.

						Transfers
	Balance as of	Addition /	Write-offs /			Held for	Balance as of
	12/31/2020	Constitution	reversals	Depreciation	Transfers	Sale/Merger	12/31/2021
Fixed assets in service
Dams, reservoirs and water mains	6,689,554	—	—	(305,483)	28,924	—	6,412,995
Buildings, civil works and improvements	3,124,535	3,447	—	(193,055)	(32,865)	(16,897)	2,885,165
Machines and equipment	11,928,760	67,914	(179,523)	(1,160,899)	1,692,395	(122,841)	12,225,806
Others	218,452	23,832	13,851	(16,567)	39,391	12	278,971
Impairment[1]	(3,056,704)	(262,738)	738,730	—	102,110	23,762	(2,454,840)
	18,904,597	(167,545)	573,058	(1,676,004)	1,829,955	(115,964)	19,348,097

Fixed assets in progress	17,159,375	2,432,269	(271,206)	—	(1,729,474)	(106,620)	17,484,344
Impairment[1] (b)	(4,508,764)	—	—	—	—	—	(4,508,764)
	12,650,611	2,432,269	(271,206)	—	(1,729,474)	(106,620)	12,975,580

Right of Use
Fixed assets in service
Buildings, civil works and improvements	156,901	45,823	2,903	(34,673)	(323)	—	170,631
Machines and equipment	946,935	—	(43)	(84,911)	(4)	—	861,977
Others	3,868	7,778	—	(256)	306	—	11,696
	1,107,704	53,601	2,860	(119,840)	(21)	—	1,044,304

	32,662,912	2,318,325	304,712	(1,795,844)	100,460	(222,584)	33,367,981

¹ Impairment - Estimated loss due to assets being irrecoverable.

(a)	On December 31, 2021, of the total amount of fixed assets in progress of R$17,484,344, the amount of R$14,600,060 refers to the Angra 3 project (R$13,266,022 on December 31, 2020)
(b)	As of December 31, 2021, the amount of R$4,508,764 of the estimated impairment loss on fixed assets in progress refers to the Angra 3 project (R$4,508,764 as of December 31, 2020).

Average depreciation rate and historical cost:

	12/31/2022				12/31/2021
	Average				Average
	depreciation	Cost	Accumulated		depreciation	Cost	Accumulated
	rate per year	Historic	depreciation	Net value	rate per year	Historic	depreciation	Net value
Fixed assets in service
Dams, reservoirs and pipelines	3.07%	22,752,509	(11,286,218)	11,466,291	2.18%	15,418,627	(9,005,632)	6,412,995
Buildings, civil works and improvements	3.24%	10,977,908	(5,620,539)	5,357,369	2.57%	8,214,167	(5,329,002)	2,885,165
Machinery and equipment	3.91%	43,366,209	(26,900,143)	16,466,066	4.38%	42,054,751	(29,828,944)	12,225,806
Others[1]	5.96%	499,472	(184,049)	315,423	5.30%	742,900	(463,929)	278,971
		77,596,098	(43,990,949)	33,605,149		66,430,445	(44,627,507)	21,802,938

Fixed assets in progress		2,716,242	—	2,716,242		17,484,344	—	17,484,344
		2,716,242	—	2,716,242		17,484,344	—	17,484,344

Estimated loss
Impairment[2]		—	—	(2,536,835)		—	—	(6,963,604)
		—	—	(2,536,835)		—	—	(6,963,604)
Right of Use
Buildings, civil works and improvements	12.71%	236,911	(97,629)	139,282	10.97%	239,806	(69,175)	170,631
Machinery and equipment	4.81%	1,801,469	(997,676)	803,793	3.87%	1,858,559	(996,582)	861,977
Others[1]	3.73%	14,502	(2,428)	12,074	2.40%	13,997	(2,301)	11,696
		2,052,882	(1,097,733)	955,149		2,112,362	(1,068,058)	1,044,304

		82,365,222	(45,088,682)	34,739,705		86,027,150	(45,695,565)	33,367,981

[1] The amount is substantially composed of land, vehicles, furniture and fixtures and special obligations.

[2] Impairment - Estimated loss due to assets being irrecoverable.

More information about the estimated loss due to impairment, see note 23.

Accounting Policy

Fixed assets are initially measured at their cost. Cost includes expenses directly attributed to the acquisition, construction of the assets and expenses for putting the asset into operation. Subsequently, fixed assets are deducted by depreciation and impairment loss, if verified. See note 23 for more information.

Property, plant and equipment items refer substantially to the electricity generation infrastructure of the Company’s concessions. Depreciation of these assets begins when they are ready to operate, being recognized linearly based on the estimated useful life of each asset and the residual value of these assets at the end of the concessions. The Company considers that the useful life estimated by ANEEL for fixed assets items adequately expresses the useful life of the assets, so it adopts the depreciation rates determined by ANEEL.

The Company’s electricity transmission infrastructure is not classified in Fixed Assets, due to the contractual characteristics of the concessions. The rights to the consideration arising from the construction of the transmission projects are recorded under the item Transmission Contractual Assets. For further information, see note 16.

Right of Use assets are also depreciated linearly, by the contractual terms of leases.